Supplementary cash flow information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-cash investing activities
Proceeds from sale of West Epsilon rig		$ 0	$ 12	$ 0
Non-cash financing activities
Repayment of debt following sale of West Epsilon rig		0	(12)	0
Gain on disposals		$ 47	$ 15	$ 0
West Epsilon
Non-cash financing activities
Gain on disposals	$ 12